Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	May 06, 2020 shares	Aug. 23, 2018 $ / shares shares	Sep. 17, 2015 shares	Jun. 30, 2014	May 31, 2014 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Sep. 24, 2018 shares	Jun. 30, 2018 shares	Dec. 31, 2016 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution						$ 0			¥ 2,705
Number of share options granted to employees under stock incentive plans								0
Weighted average grant date fair value of options granted | (per share)						$ 2.66	¥ 18.23		¥ 8.31	$ 1.27
Unrecognized compensation expenses related to options | ¥							¥ 99,975
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		4,000,000					104,163,686	98,444,732				33,818,182
2015 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share incentive plan effective period			10 years
Maximum number of shares issued under share incentive plan			12,727,272
Number of share options granted to employees under stock incentive plans						19,175,500			5,460,000
2015 Share Incentive Plan | Vested after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage						40.00%
2015 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage						60.00%
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan							21,843,675
Number of share options granted to employees under stock incentive plans									670,000
2015 Share Incentive Plan and 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans						19,175,500			6,130,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 5,500,000 Share Options Granted, Vesting after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage									40.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | Vested after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans									5,500,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 5,500,000 Share Options Granted, Vested in Three Equal Installments over Following 36 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage									60.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans									630,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 630,000 Share Options Granted, Vesting after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage									50.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 630,000 Share Options Granted, Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage									50.00%
Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution | ¥					¥ 7,500
Equity interests					60.00%
Equity investments amount | ¥					¥ 7,500
Repurchase of shares lapse rate				0.25
Vesting period				4 years
Founder | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Ordinary shares, issued	1,000,000	4,000,000
Estimated fair value per share | $ / shares		$ 3.30				$ 1.17
Founder | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unsettled restricted shares granted													33,818,182
Tianjin Jinxing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution | ¥					¥ 5,000
Equity interests					40.00%
Equity investments amount | ¥					¥ 5,000
Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity investments amount | ¥					¥ 2,500
Key Management Founders | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued											16,145,454